Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
July 31, 2023

Dates Covered
Collections Period	07/01/23 - 07/31/23
Interest Accrual Period	07/17/23 - 08/14/23
30/360 Days	30
Actual/360 Days	29
Distribution Date	08/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/23	788,504,423.79	33,398
Principal Payments	25,410,527.14	914
Defaulted Receivables	2,912,757.69	118
Repurchased Accounts	0.00	0
Pool Balance at 07/31/23	760,181,138.96	32,366

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.59%
Prepayment ABS Speed	1.69%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	32,040,430.92	1,496
Past Due 61-90 days	9,110,464.26	386
Past Due 91-120 days	1,917,579.15	93
Past Due 121+ days	0.00	0
Total	43,068,474.33	1,975

Total 31+ Delinquent as % Ending Pool Balance	5.67%
Total 61+ Delinquent as % Ending Pool Balance	1.45%
Delinquency Trigger Occurred	NO

Recoveries	1,327,043.81
Aggregate Net Losses/(Gains) - July 2023	1,585,713.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.41%
Prior Net Losses/(Gains) Ratio	1.55%
Second Prior Net Losses/(Gains) Ratio	1.15%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	1.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	63,475,125.10
Actual Overcollateralization	63,475,125.10
Weighted Average Contract Rate	9.17%
Weighted Average Remaining Term	59.47

Flow of Funds	$ Amount
Collections	32,592,988.07
Investment Earnings on Cash Accounts	25,221.59
Servicing Fee	(821,358.77)
Transfer to Collection Account	-
Available Funds	31,796,850.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	2,617,233.67
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	25,958,290.54
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	2,738,918.35

Total Distributions of Available Funds	31,796,850.89

Servicing Fee	821,358.77
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 07/17/23	722,664,304.40
Principal Paid	25,958,290.54
Note Balance @ 08/15/23	696,706,013.86

Class A-1
Note Balance @ 07/17/23	34,074,304.40
Principal Paid	25,958,290.54
Note Balance @ 08/15/23	8,116,013.86
Note Factor @ 08/15/23	4.4108771%

Class A-2a
Note Balance @ 07/17/23	271,560,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	271,560,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-2b
Note Balance @ 07/17/23	110,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	110,000,000.00
Note Factor @ 08/15/23	100.0000000%

Class A-3
Note Balance @ 07/17/23	130,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	130,000,000.00
Note Factor @ 08/15/23	100.0000000%

Class B
Note Balance @ 07/17/23	41,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	41,000,000.00
Note Factor @ 08/15/23	100.0000000%

Class C
Note Balance @ 07/17/23	56,370,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	56,370,000.00
Note Factor @ 08/15/23	100.0000000%

Class D
Note Balance @ 07/17/23	61,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	61,030,000.00
Note Factor @ 08/15/23	100.0000000%

Class E
Note Balance @ 07/17/23	18,630,000.00
Principal Paid	0.00
Note Balance @ 08/15/23	18,630,000.00
Note Factor @ 08/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,099,642.00
Total Principal Paid	25,958,290.54
Total Paid	29,057,932.54

Class A-1
Coupon	5.13900%
Interest Paid	141,059.10
Principal Paid	25,958,290.54
Total Paid to A-1 Holders	26,099,349.64

Class A-2a
Coupon	5.92000%
Interest Paid	1,339,696.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,339,696.00

Class A-2b
SOFR Rate	5.06794%
Coupon	5.91794%
Interest Paid	524,395.24
Principal Paid	0.00
Total Paid to A-2b Holders	524,395.24

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.5522319
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.7485538
Total Distribution Amount	33.3007857

A-1 Interest Distribution Amount	0.7666255
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	141.0776660
Total A-1 Distribution Amount	141.8442915

A-2a Interest Distribution Amount	4.9333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.9333333

A-2b Interest Distribution Amount	4.7672295
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.7672295

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/17/23	4,658,785.01
Investment Earnings	20,044.75
Investment Earnings Paid	(20,044.75)
Deposit/(Withdrawal)	-
Balance as of 08/15/23	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$13,832,057.43	$12,969,339.80	$11,405,418.91
Number of Extensions	519	488	428
Ratio of extensions to Beginning of Period Receivables Balance	1.75%	1.58%	1.34%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.